Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
	IT professional services	Software services	Total
As of January 1, 2020	$60,346	$57,397	$117,743

Business combinations	5,832	5,718	11,550
Measurement period adjustments	1,443	618	2,061
Foreign currency translation adjustments	1,725	2,603	4,328

As of December 31, 2020	$69,346	$66,336	$135,682

Business combinations	5,068	3,477	8,545
Measurement period adjustments	321	558	879
Foreign currency translation adjustments	868	829	1,697

As of December 31, 2021	$75,603	71,200	146,803